INCOME TAXES (Details 3) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
INCOME TAXES
Statutory tax rate (as a percent)	38.01%	40.69%	40.69%
Reconciliations between the amount of reported income taxes and the amount of income taxes computed using the normal statutory tax rate
Amount computed by using normal Japanese statutory tax rate	¥ 399,255	¥ 966,013	¥ 403,076
Increase (decrease) in taxes resulting from:
Change in valuation allowance	22,055	(22,130)	(206,069)
Share-based compensation expense	15,498	17,459
Officers' remuneration not deductible for tax purpose	300	25,460	2,736
Others-net	12,776	16,639	3,084
Income tax expense as reported	449,884	1,003,441	202,827
US | Valuation allowance for deferred tax assets arising from operating loss carryforwards
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Increase (decrease) in valuation allowance for deferred tax assets arising from operating loss carryforwards		(6,277)
South Korean and Taiwan | Valuation allowance for deferred tax assets arising from operating loss carryforwards
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Increase (decrease) in valuation allowance for deferred tax assets arising from operating loss carryforwards	20,091
Japan | Valuation allowance for deferred tax assets arising from operating loss carryforwards
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Increase (decrease) in valuation allowance for deferred tax assets arising from operating loss carryforwards			¥ (87,952)